Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Fees under consulting agreement	$ 0	$ 105,000	$ 63,000	$ 210,000	$ 400,000	$ 400,000
Consulting fee	140,000		100,000		140,000
Receivable from related party	$ 20,000		$ 20,000		153,000	45,000
Rental deposit						15,000
Total amount					22,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Consulting fee					140,000	$ 35,000
General and administrative expenses					$ 200,000